Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2012 and 2013, inventories consisted of the following:

	December 31,
	2012	2013
	(in thousands)

Finished goods	$39,988	53,957
Work in process	60,227	70,388
Raw materials	16,424	52,994
Supplies	32	60
	$116,671	177,399